U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.  Name and address of issuer:  Keystone International Fund Inc.
                                 200 Berkeley Street
                                 Boston, MA  02116


2.  Name of each series or class of funds for which this notice is filed:

         Keystone International Fund Inc.
         Shares of beneficial interest, $1.00 par value


3.  Investment Company Act File Number: 811-1231

    Securities Act File Number: 2-21640


4.  Last day of fiscal year for which this notice is filed:

         October 31, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

         Not applicable


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

         Not applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            6,262,176


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

           10,561,329


9. Number and aggregate sale price of securities sold during the fiscal year:

           28,960,907
         $216,278,164

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

           12,137,402
         $ 90,666,393

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

              327,732
         $  2,297,398


12. Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during
              the fiscal year in reliance
              on Rule 24f-2 (from Item 10):          $ 90,666,393


        (ii)  Aggregate price of shares
              issued in connection with
              dividend reinvestment plans
              (from Item 11, if applicable):        +   2,297,398

       (iii)  Aggregate price of shares
              redeemed or repurchased
              during the fiscal year (if
              applicable):                          - 210,495,769


        (iv)  Aggregate price of shares
              redeemed or repurchased and
              previously applied as a
              reduction to filing fees
              pursuant to Rule 24e-2 (if
              applicable):                          +           0
                                                     ------------

         (v)  Net aggregate price of
              securities sold and issued
              during the fiscal year in
              reliance on Rule 24f-2 [line (i),
              plus line (ii), less line (iii),
              plus line (iv)](if applicable):        $          0


        (vi)  Multiplier prescribed by
              Section 6(b) of the Secu-
              rities Act of 1933 or other
              applicable law or regulation           x     1/3300
                                                     ------------
       (vii)  Fee due [line (i) or line
              (v) multiplied by line (vi)]           $          0



13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

         Not applicable

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         Not applicable

                                   SIGNATURES


    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



    By (Signature and Title):          /s/ Martin J. Wolin
                                           Assistant Secretary



    Date: December 20, 1996

                                            December 20, 1996



Keystone International Fund inc.
200 Berkeley Street
Boston, Massachusetts  02116-5034

Ladies and Gentlemen:

     I am a Senior Vice President of and General Counsel to Keystone Investment Management Company, investment adviser to Keystone International Fund Inc.(the "Fund"). You have asked for my opinion with respect to the issuance of
12,137,402 additional shares of the Fund under the Fund's Articles of Organization, as amended (the "Articles of Organization"), and pursuant to the Fund's indefinite registration of such shares under Rule 24f-2 under the 1940 Act. The Fund is filing its Form 24f-2 to which this opinion is appended to make the issuance of such shares definite in number for its fiscal year ended October 31, 1996.

     To my knowledge, a prospectus is on file with the Securities and Exchange Commission as part of Post-Effective Amendment No. 63 to the Fund's Registration Statement under the Securities Act of 1933, as amended, covering the public offering and sale of the Fund's shares for the period during which such shares were issued.

     In my opinion, such shares, if issued and sold in accordance with the Articles of Organization, By-Laws, as amended (the "Bylaws"), and offering prospectus, were legally issued, fully paid, and nonassessable by the Fund, entitling the holders thereof to the rights set forth in the Articles of Organization and By-Laws and subject to the limitations stated therein.

     My opinion is based upon my examination of the Articles of Organization; a review of the minutes of the Fund's Board of Directors, signed by the Secretary of the Fund, authorizing the registration of shares pursuant to Rule 24f-2 under the 1940 Act and the issuance of such additional shares; and the Fund's prospectus. In my examination of such documents, I have assumed the genuineness of all signatures and the conformity of copies to originals.

         I hereby consent to the use of this opinion in connect with the Fund's Form 24f-2 making definite the number of such additional shares issued.


                                            Sincerely yours,

                                            /s/ Rosemary D. Van Antwerp

                                            Rosemary D. Van Antwerp
                                            Senior Vice President
                                            and General Counsel